Congress Large Cap Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 2.8%
Howmet Aerospace, Inc.	45,438	$9,454,739

Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	14,423	4,875,839

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	41,783	9,998,672

Capital Markets - 5.7%
Goldman Sachs Group, Inc.	13,640	12,758,992
Moody's Corp.	12,446	6,416,660
		19,175,652

Chemicals - 2.3%
Ecolab, Inc.	27,910	7,870,341

Communications Equipment - 3.9%
Arista Networks, Inc. (a)	93,786	13,293,228

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	10,030	6,539,058

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	8,786	8,261,037

Electrical Equipment - 5.5%
Eaton Corp. PLC	27,170	9,548,081
GE Vernova, Inc.	12,543	9,110,859
		18,658,940

Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. - Class A	46,449	6,692,372

Entertainment - 2.0%
TKO Group Holdings, Inc.	33,486	6,783,594

Financial Services - 2.5%
Visa, Inc. - Class A	25,781	8,297,099

Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	77,958	6,240,538

Health Care Equipment & Supplies - 6.4%
Boston Scientific Corp. (a)	87,122	8,148,521
IDEXX Laboratories, Inc. (a)	8,133	5,452,851
Intuitive Surgical, Inc. (a)	16,002	8,068,528
		21,669,900

Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	22,896	6,834,685

Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	46,228	15,625,064
Meta Platforms, Inc. - Class A	15,487	11,096,435
		26,721,499

IT Services - 2.0%
Shopify, Inc. - Class A (a)	51,194	6,718,189

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	13,654	7,900,341

Machinery - 2.7%
Parker-Hannifin Corp.	9,903	9,267,624

Oil, Gas & Consumable Fuels - 2.2%
Williams Cos., Inc.	108,778	7,316,408

Semiconductors & Semiconductor Equipment - 12.3%
ASML Holding NV	4,770	6,787,710
Broadcom, Inc.	38,639	12,801,101
NVIDIA Corp.	114,920	21,964,659
		41,553,470

Software - 11.3%
Dynatrace, Inc. (a)	136,946	5,216,273
Microsoft Corp.	27,660	11,901,821
Palantir Technologies, Inc. - Class A (a)	19,459	2,852,495
Palo Alto Networks, Inc. (a)	32,144	5,688,524
ServiceNow, Inc. (a)	48,895	5,721,204
Synopsys, Inc. (a)	14,224	6,615,796
		37,996,113

Specialty Retail - 5.1%
O'Reilly Automotive, Inc. (a)	74,227	7,304,679
TJX Cos., Inc.	66,038	9,893,153
		17,197,832

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	68,995	17,902,823
TOTAL COMMON STOCKS (Cost $262,232,391)		327,219,993

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares	Value
Health Care REITs - 2.3%
Welltower, Inc.	40,993	7,721,441
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,689,648)		7,721,441

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	2,811,628	2,811,628
TOTAL MONEY MARKET FUNDS (Cost $2,811,628)		2,811,628

TOTAL INVESTMENTS - 100.0% (Cost $271,733,667)		337,753,062
Liabilities in Excess of Other Assets - (0.0)% (c)		(162,004)
TOTAL NET ASSETS - 100.0%		$337,591,058

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Congress Large Cap Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$327,219,993	$–	$–	$327,219,993
Real Estate Investment Trusts	7,721,441	–	–	7,721,441
Money Market Funds	2,811,628	–	–	2,811,628
Total Investments	$337,753,062	$–	$–	$337,753,062

Refer to the Schedule of Investments for further disaggregation of investment categories.